13. FAIR VALUE MEASUREMENTS (Details - Fair value hierarchy) (FairValueMeasurementsRecurringMember, USD $)	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	$ 0
Total	0
Derivative liabilities	2,674,621
Total	2,674,621
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	0
Total	0
Derivative liabilities	0
Total	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	0
Total	0
Derivative liabilities	0
Total	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments	0
Total	0
Derivative liabilities	2,674,621
Total	$ 2,674,621